Loans and borrowings - Fair value of loans (Details) - Level 2 - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans and borrowings
Fair value of loans	$ 103,793	$ 104,836
Local currency
Loans and borrowings
Fair value of loans	12,249	11,746
Foreign currency
Loans and borrowings
Fair value of loans	91,544	93,090
Bonds | Local currency
Loans and borrowings
Fair value of loans	4,962	4,904
Bonds | Foreign currency
Loans and borrowings
Fair value of loans	74,242	77,440
Commercial and syndicated loan | Local currency
Loans and borrowings
Fair value of loans	6,459	6,024
Commercial, syndicated loans and related parties | Foreign currency
Loans and borrowings
Fair value of loans	16,683	15,072
Lease liabilities | Local currency
Loans and borrowings
Fair value of loans	828	818
Lease liabilities and related parties | Foreign currency
Loans and borrowings
Fair value of loans	$ 619	$ 578